Short Term Loans - Summary of Short-term Loans (Detail) - Short-term loans [Member] - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [Line Items]
Unsecured bank loans	$ 340	$ 215
Unsecured loans [Member] | Bottom of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of bank loans	2.05%	1.82%
Unsecured loans [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of bank loans	2.08%	3.49%